Quarterly Report
March 31, 2024
MFS®  Income Portfolio
MFS® Variable Insurance Trust II
SIS-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 90.6%
Aerospace & Defense – 0.5%
Boeing Co., 5.705%, 5/01/2040	$34,000	$32,543
Boeing Co., 5.805%, 5/01/2050	121,000	114,481
		$147,024
Asset-Backed & Securitized – 16.4%
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 8.579% ((SOFR - 3mo. + 0.26161%) + 3%), 10/21/2028 (n)	$250,000	$248,779
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 8.389% ((SOFR - 1mo. + 0.11448%) + 2.95%), 12/15/2035 (n)	100,000	97,296
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.639% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	100,000	94,402
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 8.339% ((SOFR - 1mo. + 0.11448%) + 2.9%), 11/15/2036 (n)	256,500	244,585
AREIT 2019-CRE3 Trust, “D”, FLR, 8.089% ((SOFR - 1mo. + 0.11448%) + 2.65%), 9/14/2036 (n)	271,000	251,917
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	100,000	100,644
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.045% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	37,799	58,615
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	17,960	17,454
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	110,227	106,282
CLNC 2019-FL1 Ltd., “C”, FLR, 7.84% (SOFR - 1mo. + 2.51448%), 8/20/2035 (n)	265,000	259,905
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)	147,955	147,239
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	28,055	27,604
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “B”, 6.773%, 8/15/2056	93,513	100,783
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	339,084
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	95,000	95,254
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)	933,316	9
Cutwater 2015-1A Ltd., “BR”, FLR, 7.375% ((SOFR - 3mo. + 0.26161%) + 1.8%), 1/15/2029 (n)	250,000	249,785
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	34,647	34,569
Drive Auto Receivables Trust, 2024-1, “A2”, 5.83%, 12/15/2026	86,000	86,060
KREF 2021-FL2 Ltd., “D”, FLR, 7.639% ((SOFR - 1mo. + 0.11448%) + 2.2%), 2/15/2039 (n)	163,000	145,947
LCCM 2021-FL2 Trust, “C”, FLR, 7.589% ((SOFR - 1mo. + 0.11448%) + 2.15%), 12/13/2038 (n)	100,000	94,290
MF1 2020-FL4 Ltd., “B”, FLR, 8.189% ((SOFR - 1mo. + 0.11448%) + 2.75%), 11/15/2035 (n)	250,000	249,372
MF1 2024-FL14 LLC, “C”, FLR, 8.615% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	100,000	99,829
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	127,722	127,598
MSWF Commercial Mortgage Trust 2023-2, “A5”, 6.014%, 12/15/2056	73,785	78,935
MSWF Commercial Mortgage Trust 2023-2, “AS”, 6.491%, 12/15/2056	50,728	54,373
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 7.425% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	250,000	249,557
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	231,378	231,334
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.929% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	263,644	260,543
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	98,920	98,974
Parallel 2015-1A Ltd., “DR”, FLR, 8.129% ((SOFR - 3mo. + 0.26161%) + 2.55%), 7/20/2027 (n)	98,355	97,892
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 7.63% ((SOFR - 3mo. + 0.26161%) + 2.05%), 2/20/2030 (n)	250,000	246,720
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.393% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (z)	120,000	112,212
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	155,000	145,347
Verus Securitization Trust 2024-2, “A1”, 6.095%, 2/25/2069 (n)	99,198	99,183
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	98,240	97,641
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	53,000	52,259
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.875% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	250,000	250,020
		$5,352,292
Automotive – 0.5%
Hyundai Capital America, 5.35%, 3/19/2029 (n)	$37,000	$37,128
LKQ Corp., 6.25%, 6/15/2033	123,000	128,073
		$165,201
Broadcasting – 0.6%
Discovery Communications LLC, 4.65%, 5/15/2050	$95,000	$74,210
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	157,000	130,310
		$204,520

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.2%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		$155,000	$161,695
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170		86,000	82,221
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		141,000	128,330
			$372,246
Business Services – 0.3%
Global Payments, Inc., 2.9%, 5/15/2030		$120,000	$104,209
Cable TV – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052		$176,000	$111,930
Time Warner Cable, Inc., 4.5%, 9/15/2042		77,000	56,965
			$168,895
Computer Software – 0.4%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029		$130,000	$131,596
Conglomerates – 0.9%
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		$304,000	$299,014
Consumer Services – 0.5%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)		$46,000	$40,027
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)		132,000	91,642
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)		46,000	27,408
			$159,077
Electronics – 0.3%
Broadcom, Inc., 4.3%, 11/15/2032		$96,000	$90,202
Emerging Market Quasi-Sovereign – 1.0%
Ecopetrol S.A. (Republic of Colombia), 8.375%, 1/19/2036		$41,000	$41,386
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		200,000	191,776
Petroleos Mexicanos, 5.95%, 1/28/2031		108,000	86,617
			$319,779
Emerging Market Sovereign – 1.5%
Dominican Republic, 4.875%, 9/23/2032 (n)		$150,000	$134,291
Federal Republic of Nigeria, 7.375%, 9/28/2033		200,000	170,920
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	100,000	92,781
Republic of Turkey, 6.875%, 3/17/2036		$107,000	100,717
			$498,709
Energy - Independent – 0.9%
EQT Corp., 5%, 1/15/2029		$190,000	$186,125
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		102,000	107,873
			$293,998
Financial Institutions – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$195,000	$184,416
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		48,000	44,577
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		194,000	173,581
			$402,574
Food & Beverages – 0.9%
Bacardi Ltd., 5.15%, 5/15/2038 (n)		$115,000	$109,361
Central America Bottling Co., 5.25%, 4/27/2029 (n)		199,000	189,634
			$298,995

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.6%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030	$118,000	$107,729
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	45,000	40,154
Marriott International, Inc., 2.85%, 4/15/2031	61,000	52,615
		$200,498
Insurance – 0.7%
Corebridge Financial, Inc., 4.35%, 4/05/2042	$20,000	$16,881
Corebridge Financial, Inc., 4.4%, 4/05/2052	60,000	48,940
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	150,000	150,180
		$216,001
Insurance - Health – 0.6%
Humana, Inc., 5.875%, 3/01/2033	$196,000	$202,260
Insurance - Property & Casualty – 1.8%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$191,000	$186,336
Aon Corp., 4.5%, 12/15/2028	115,000	112,657
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	283,000	279,410
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	15,000	13,042
		$591,445
Machinery & Tools – 1.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$195,531
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	200,000	196,676
		$392,207
Major Banks – 6.1%
Bank of America Corp., 4.271% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.31%) to 7/23/2029	$61,000	$58,799
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	415,000	344,294
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	215,000	190,075
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	200,000	222,151
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	148,000	126,576
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	200,000	168,193
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	81,000	70,807
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	25,000	25,219
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	59,000	59,183
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	200,000	164,464
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	429,000	372,212
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	215,000	204,557
		$2,006,530
Medical & Health Technology & Services – 2.0%
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	$200,000	$207,098
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	239,000	223,592
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	89,000	88,215
Tower Health, 4.451%, 2/01/2050	270,000	129,600
		$648,505
Metals & Mining – 0.2%
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	$88,000	$75,192
Midstream – 1.6%
Enbridge, Inc., 3.125%, 11/15/2029	$150,000	$136,931
Enbridge, Inc., 2.5%, 8/01/2033	170,000	136,979
Plains All American Pipeline LP, 3.8%, 9/15/2030	135,000	123,702
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	53,000	50,971
Targa Resources Corp., 4.95%, 4/15/2052	82,000	71,843
		$520,426

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 0.1%
Fannie Mae, 6.5%, 4/01/2032	$6,856	$7,032
Fannie Mae, 3%, 2/25/2033 (i)	26,477	2,157
Fannie Mae, 5.5%, 9/01/2034	2,425	2,475
Freddie Mac, 1.115%, 6/25/2030 (i)	110,288	6,127
		$17,791
Municipals – 2.3%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$195,000	$173,617
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	270,000	214,232
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	245,000	209,932
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	5,000	1,313
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	75,000	19,688
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, Taxable, “2019A-1”, 4.55%, 7/01/2040	174,000	140,398
		$759,180
Other Banks & Diversified Financials – 1.9%
Ally Financial, Inc., 6.7%, 2/14/2033	$183,000	$184,885
Discover Financial Services, 6.7%, 11/29/2032	161,000	170,184
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	104,000	96,552
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	160,000	160,691
		$612,312
Real Estate - Apartment – 0.2%
Mid-America Apartments LP, 2.75%, 3/15/2030	$82,000	$72,517
Real Estate - Office – 0.5%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$209,000	$165,331
Retailers – 0.3%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$65,000	$58,528
Nordstrom, Inc., 2.3%, 4/08/2024	51,000	50,863
		$109,391
Specialty Chemicals – 0.3%
International Flavors & Fragrances, Inc., 5%, 9/26/2048	$112,000	$95,752
Specialty Stores – 0.7%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$274,000	$233,776
Telecommunications - Wireless – 0.9%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$200,000	$156,979
Rogers Communications, Inc., 4.35%, 5/01/2049	107,000	87,769
Rogers Communications, Inc., 4.55%, 3/15/2052	58,000	48,803
		$293,551
Tobacco – 1.2%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$231,000	$219,776
B.A.T. Capital Corp., 6.343%, 8/02/2030	18,000	18,756
Philip Morris International, Inc., 5.75%, 11/17/2032	146,000	150,733
		$389,265
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.77%, 4/01/2024	$829	$829
Small Business Administration, 4.99%, 9/01/2024	507	504
Small Business Administration, 4.86%, 1/01/2025	1,271	1,259
Small Business Administration, 4.625%, 2/01/2025	2,152	2,126

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.11%, 8/01/2025	$1,970	$1,949
		$6,667
U.S. Treasury Obligations – 38.2%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$1,000,000	$643,047
U.S. Treasury Bonds, 2.375%, 2/15/2042	1,200,000	892,547
U.S. Treasury Bonds, 4%, 11/15/2042	496,000	467,209
U.S. Treasury Bonds, 4.375%, 8/15/2043	700,000	691,688
U.S. Treasury Bonds, 4.75%, 11/15/2043	600,000	622,406
U.S. Treasury Bonds, 4.125%, 8/15/2053	260,000	249,884
U.S. Treasury Notes, 4.75%, 7/31/2025	600,000	598,945
U.S. Treasury Notes, 4.25%, 1/31/2026	620,000	615,108
U.S. Treasury Notes, 0.875%, 6/30/2026 (f)	1,550,000	1,429,149
U.S. Treasury Notes, 2.5%, 3/31/2027	2,807,000	2,657,659
U.S. Treasury Notes, 3.875%, 12/31/2027	886,000	871,706
U.S. Treasury Notes, 4%, 2/29/2028	325,000	321,204
U.S. Treasury Notes, 4.125%, 7/31/2028	2,440,000	2,424,750
		$12,485,302
Utilities - Electric Power – 1.6%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$98,000	$101,867
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	200,000	225,364
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	34,000	28,251
Pacific Gas & Electric Co., 3.5%, 8/01/2050	250,000	170,814
		$526,296
Total Bonds		$29,628,526
Investment Companies (h) – 8.5%
Bond Funds – 7.5%
MFS High Yield Pooled Portfolio (v)	297,927	$2,454,920
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 5.38% (v)	343,611	$343,679
Total Investment Companies		$2,798,599

Other Assets, Less Liabilities – 0.9%		281,235
Net Assets – 100.0%		$32,708,360
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,798,599 and $29,628,526, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,079,176, representing 21.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.393% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036	11/12/21	$120,000	$112,212
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 3/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	88,489	EUR	81,101	Deutsche Bank AG	4/19/2024	$937
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Long	USD	14	$1,806,000	June – 2024	$25,868
U.S. Treasury Ultra Note 10 yr	Long	USD	8	916,875	June – 2024	6,721
						$32,589
At March 31, 2024, the fund had liquid securities with an aggregate value of $110,644 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$12,491,969	$—	$12,491,969
Non - U.S. Sovereign Debt	—	818,488	—	818,488
Municipal Bonds	—	759,180	—	759,180
U.S. Corporate Bonds	—	6,671,170	—	6,671,170
Residential Mortgage-Backed Securities	—	819,760	—	819,760
Commercial Mortgage-Backed Securities	—	1,082,651	—	1,082,651
Asset-Backed Securities (including CDOs)	—	3,467,672	—	3,467,672
Foreign Bonds	—	3,517,636	—	3,517,636
Mutual Funds	2,798,599	—	—	2,798,599
Total	$2,798,599	$29,628,526	$—	$32,427,125
Other Financial Instruments
Futures Contracts – Assets	$32,589	$—	$—	$32,589
Forward Foreign Currency Exchange Contracts – Assets	—	937	—	937
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$2,147,514	$425,652	$111,627	$173	$(6,792)	$2,454,920
MFS Institutional Money Market Portfolio	360,613	2,699,940	2,716,905	11	20	343,679
	$2,508,127	$3,125,592	$2,828,532	$184	$(6,772)	$2,798,599
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$37,206	$—
MFS Institutional Money Market Portfolio	5,696	—
	$42,902	$—